Lease Obligations and Commitments (Details) - Schedule of lease liabilities - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of lease liabilities [Abstract]
Lease liabilities recognized as of January 1	$ 367,883	$ 641,251
Lease payments made	(128,608)	(251,383)
Interest expense on lease liabilities	12,821	39,836
Lease liabilities, Gross	252,096
Less: current portion	(252,096)
Lease liabilities, Net	$ 0	367,883
Foreign exchange adjustment		$ (61,821)